Corporate Transactions - Carrying Amounts of Assets and Liabilities Derecognized (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Apr. 21, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	$ 200,769		$ 305,498	$ 344,926
Trade and other receivables	76,103		50,260
Current	265,105		201,622
Mineral properties, plant and equipment	2,840,499		2,497,919
Total assets	3,856,397		3,967,361
Accounts payable and accrued liabilities	(239,808)		(190,116)
Current derivative liabilities	(10,705)		(84,857)
Reclamation and closure cost provisions	(95,514)		(95,565)
Deferred income tax liabilities	(260,718)		(312,198)
Total liabilities	(1,503,313)		(1,382,016)
Sandbox
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	3,811
Total assets	78,608
Total liabilities	(16,061)
Mercedes Mine | Bear Creek | Discontinued operations
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		$ 16,250	4,575
Trade and other receivables		2,144	6,878
Current		11,468	12,935
Mineral properties, plant and equipment		188,998	183,137
Other non-current assets		1,308	13
Total assets		220,168	207,538
Accounts payable and accrued liabilities		(13,522)	(13,282)
Current derivative liabilities		(34,552)	(39,986)
Reclamation and closure cost provisions		(11,531)	(11,863)
Deferred income tax liabilities		(18,084)	(18,084)
Other non-current liabilities		(2,324)	(2,530)
Total liabilities		(80,013)	(85,745)
Net assets		$ 140,155	$ 121,793
Royalty Interest | Sandbox | Disposal groups classified as held for sale
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	2,327
Mineral properties, plant and equipment	15,220
Total assets	19,656
Other current receivables	$ 2,109